Material Accounting Policy Information - Schedule of Principal Annual Rates (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Material Accounting Policy Information - Schedule of Principal Annual Rates (Details) [Line Items]
Computer system and equipment		20.00%
Bottom of range [member]
Material Accounting Policy Information - Schedule of Principal Annual Rates (Details) [Line Items]
Computer system and equipment	10.00%